Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure Text Block [Abstract]
Lessor, Operating Leases [Text Block]

12. Operating Leases

The Company leases office space under operating leases at four locations in the United States (California, Illinois, Massachusetts, and Florida) and one location in the European Union (Sofia, Bulgaria). The Company had no finance lease obligations as of September 30, 2024.

The Company’s operating lease expense totaled $0.3 million and $0.3 million for the three months ended September 30, 2024 and 2023, respectively. The Company’s operating lease expense totaled $1.0 million and $0.8 million for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, the weighted-average remaining lease term was 3.9 years and the weighted average discount rate was 11.1%.

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of September 30, 2024, are as follows (in thousands):

Year Ending December 31,	Total
2024 (remainder)	$469
2025	1,179
2026	1,342
2027	1,046
2028	1,041
Total lease payments	5,077
Less: imputed interest	(1,112)
Present value of total lease payments	3,965
Less: current portion	(821)
Long-term lease liabilities	$3,144

13.	Operating Leases

The Company leases office space under operating leases at four locations in the United States (California, Illinois, Massachusetts, and Florida) and one location in the European Union (Sofia, Bulgaria). The Company had no finance lease obligations as of December 31, 2023.

The Company’s operating lease expense totaled $1.1 million and $0.8 million for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the weighted-average remaining lease term was 4.6 years and the weighted average discount rate was 11.0%.

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of December 31, 2023, are as follows (in thousands):

Year Ending December 31,	Total
2024	$1,102
2025	1,161
2026	1,329
2027	1,046
2028	1,041
Total lease payments	5,679
Less: imputed interest	(1,267)
Present value of total lease payments	4,412
Less: current portion	(692)
Long-term lease liabilities	$3,720